INCOME TAXES - Principal reasons for the difference between the effective tax rate and the Federal statutory income tax rate (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal reasons for the difference between the effective tax rate and the Federal statutory income tax rate
US federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of Federal benefit	0.00%	0.00%
Valuation allowance	(21.00%)	(7.80%)
Effective income tax rate	0.00%	0.00%
ENERGY VAULT HOLDINGS, INC
Principal reasons for the difference between the effective tax rate and the Federal statutory income tax rate
US federal statutory income tax rate			21.00%	21.00%
State and local income taxes, net of Federal benefit			0.02%	0.33%
Non-Deductible expenses			(10.51%)	(0.81%)
Credits			0.23%	0.55%
Foreign rate differential			(0.36%)	(0.54%)
Valuation allowance			(10.39%)	(20.54%)
Effective income tax rate			0.00%	(0.01%)